Greenstone Acquisition - Additional Information (Details) - USD ($) $ in Thousands			8 Months Ended	9 Months Ended	12 Months Ended
	May 13, 2024	May 12, 2024	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Reclassification of cumulative foreign currency translation loss relating to previously held 60% interest in the Greenstone Mine					$ (31,904)	$ 0
Gain on remeasurement of previously held interest in Greenstone					579,816	0
Deferred tax expense					255,296	(33,351)
Cost of sales					$ 1,210,073	$ 979,207
Greenstone
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary	100.00%				20.00%
Greenstone
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint operation by unconsolidated entity	40.00%
Proportion of ownership interest in joint operation	60.00%	60.00%
PAG Holding Corp (PAGH)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 960,931		$ 960,931		$ 960,931
Adjustment, fair value of previously held 60% interest in Greenstone	72,200		$ 72,153
Gain on bargain purchase					579,800
Reclassification of cumulative foreign currency translation loss relating to previously held 60% interest in the Greenstone Mine					31,900
Gain (loss) recognized as a result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination, net of tax				$ 75,100	397,900
Gain (loss) recognized as a result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination, deferred income tax expense					181,900
Gain on remeasurement of previously held interest in Greenstone				109,500
Deferred tax expense				34,400
Cost of sales				$ 5,400
Assumed on Greenstone Acquisition	$ 800
Revenue of acquiree since acquisition date					113,700
Profit of acquiree since acquisition date					14,200
Revenue of combined entity as if combination occurred at beginning of period					$ 335,100